First Trust SkyBridge Crypto Industry and Digital Economy ETF Investment Strategy - First Trust SkyBridge Crypto Industry and Digital Economy ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts (“ADRs”) of Crypto Industry Companies and Digital Economy Companies. Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. 1.“Crypto Industry Companies” are those companies that (i) derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the crypto industry ecosystem, including Bitcoin Exchange-Traded Products (defined below); and/or (ii) have at least 50% of their net assets accounted for by direct holdings of bitcoin, ether or another digital asset (collectively, “crypto assets”). Crypto assets (e.g., bitcoin) are digital assets created and transmitted through the operation of a permissionless, online, peer-to-peer decentralized network of computers that operate on cryptographic protocols. The ownership of a crypto asset is determined by participants in its crypto asset network. The crypto asset network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the crypto asset network. Certain crypto asset networks (e.g., the Ethereum network) allow users to write and implement smart contracts—that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create other digital assets. The Fund’s investment sub-adviser, SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”), defines “crypto industry ecosystem” to be those companies involved in servicing the crypto asset markets, including crypto asset mining firms, crypto mining equipment suppliers, crypto asset trading and asset management companies and companies directly holding crypto assets on their balance sheets. Crypto Industry Companies also include "Bitcoin Exchange-Traded Products," which are those products identified by SkyBridge that are listed on a regulated U.S. exchange and invest directly in bitcoin or indirectly in bitcoin through the use of derivatives. Bitcoin Exchange-Traded Products include: (i) exchange-traded pooled investment vehicles that invest directly in bitcoin (which are not registered as investment companies under the 1940 Act and thus do not provide the protection of that Act); and (ii) exchange-traded pooled investment vehicles that only invest indirectly in bitcoin and seek to track the price movement of bitcoin or a bitcoin index which may be registered as investment companies under the 1940 Act. These products are long-only and passively managed with a mandate to track the price movement of bitcoin or a bitcoin index. ○Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the bitcoin network. The bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the bitcoin network. This is commonly referred to as the “bitcoin protocol.” Bitcoin, the asset, plays a key role in the operation of the bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. Bitcoin transaction and ownership records are reflected on the “Bitcoin Blockchain,” which is a digital public record or ledger. For additional information regarding bitcoin, see “Additional Information on Bitcoin” below. 2.“Digital Economy Companies” are those companies that derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the digital economy ecosystem (defined below). The Sub-Advisor defines “digital economy ecosystem” to be those companies: (i) operating as digital banks with no physical branches, or, operating as banks with physical branches that nonetheless derive the requisite 50% profits or revenues from digital banking; (ii) operating online brokerage or trading platforms and/or conducting digital market making; (iii) operating digital payment gateways; or (iv) manufacturing semiconductors. For the avoidance of doubt, companies deemed to be “Crypto Industry Companies” will not be considered “Digital Economy Companies.” The Fund intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products. The Fund will purchase and sell Bitcoin Exchange-Traded Products based a variety of considerations, including overall portfolio diversification and the perceived relative value of Bitcoin Exchange-Traded Products versus other Crypto Industry Companies. For tax purposes, certain Bitcoin Exchange-Traded Products will be held indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary and the Fund will have the same investment advisor, investment sub-advisor and investment objective. The Subsidiary will also follow the same investment policies and restrictions as the Fund as applicable. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. In order to meet such 25% limit, the Fund may have to reduce its investment in the Subsidiary to 25% of the Fund’s total assets at any given fiscal year quarter end. The Fund will not directly invest in digital assets (including bitcoin, and other crypto assets) and will not directly participate in initial coin offerings. The Fund’s selection universe includes common stock and ADRs listed on global securities exchanges, including securities of Bitcoin Exchange-Traded Products, and U.S. dollar denominated and non-U.S. dollar denominated securities issued by U.S. and non-U.S. companies, including companies operating in emerging market countries. A significant portion of the Fund’s investments may be in issuers with small market capitalizations. The Fund may also invest in mid- and large-capitalization companies. The Sub-Advisor evaluates all companies comprising the selection universe and identifies all eligible Crypto Industry Companies and Digital Economy Companies. From these companies, the Sub-Advisor will invest in those Crypto Industry Companies and Digital Economy Companies that it believes are well positioned to succeed in their respective industries and provide the best opportunity for capital appreciation. The section entitled “Additional Information Regarding the Fund’s Investment Objective and Strategies” provides additional information on the Fund’s intended investments. The Fund’s investments are concentrated (i.e., 25% or more of the Fund’s total assets) in the industries constituting the information technology sector and the financial sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). Additional Information on Bitcoin Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the bitcoin network. The bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the bitcoin network. This is commonly referred to as the “bitcoin protocol.” Bitcoin, the asset, plays a key role in the operation of the bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the bitcoin network is collectively maintained by a decentralized user base. The bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions. Bitcoin transaction and ownership records are reflected on the “Bitcoin Blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by bitcoin network participants. The bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.
Strategy Portfolio Concentration [Text]	The Fund’s investments are concentrated (i.e., 25% or more of the Fund’s total assets) in the industries constituting the information technology sector and the financial sector.